Document And Entity Information	6 Months Ended
Jun. 30, 2016 USD ($) shares
Document Information [Line Items]
Entity Registrant Name	EDAP TMS SA
Entity Central Index Key	0001041934
Trading Symbol	edap
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares) | shares	28,727,616
Entity Public Float | $	$ 95,088,409
Document Type	6-K
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Amendment Flag	false